SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
2003 Option Plan and 2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activity
	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2012	7,080,670	US$	11.9253	3.09	US$	6.90
Granted	497,250	US$	13.6397
Exercised	(1,012,438)	US$	4.1641
Forfeited	(191,856)	US$	12.5589
Cancelled	(101,990)	US$	16.5634
Outstanding as of December 31, 2012	6,271,636	US$	13.2193	2.45	US$	7.72
Vested and exercisable as of December 31, 2012	2,924,886	US$	11.0185	1.89	US$	10.04

Outstanding as of December 31, 2012	6,271,636	US$	13.2193	2.45	US$	7.72
Granted	471,750	US$	12.6852
Exercised	(2,906,664)	US$	10.8219
Forfeited	(228,876)	US$	14.9943
Cancelled	(35,250)	US$	15.8295
Outstanding as of December 31, 2013	3,572,596	US$	14.9599	2.20	US$	24.51
Vested and exercisable as of December 31, 2013	1,377,738	US$	14.3901	1.52	US$	10.24

Outstanding as of December 31, 2013	3,572,596	US$	14.9599	2.20	US$	24.51
Granted	290,550	US$	15.2238
Exercised	(448,952)	US$	9.5568
Forfeited	(135,750)	US$	15.6628
Cancelled	(24,000)	US$	16.4984
Outstanding as of December 31, 2014	3,254,444	US$	15.6882	1.60	US$	1.33
Vested and exercisable as of December 31, 2014	1,994,266	US$	16.3182	0.95	US$	0.28

Information Relating to Options Outstanding
			Outstanding		Exercisable
Exercise price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$16.165	US$	16.165	768,400	0.21	768,400	0.21
US$22.975	US$	22.975	105,000	0.86	105,000	0.86
US$16.355	US$	16.355	1,159,642	1.15	780,142	1.15
US$15.615	US$	15.615	240,250	1.85	169,500	1.85
US$15.275	US$	15.275	40,000	2.12	20,000	2.12
US$15.340	US$	15.340	4,500	2.16	1,500	2.16
US$13.430	US$	13.430	249,552	2.19	94,426	2.19
US$14.640	US$	14.640	24,000	3.00	-	-
US$12.385	US$	12.385	345,550	3.29	48,548	3.29
US$14.915	US$	14.915	9,000	3.44	2,250	3.44
US$14.735	US$	14.735	12,000	3.46	3,000	3.46
US$18.470	US$	18.470	6,000	3.81	1,500	3.81
US$14.950	US$	14.950	254,550	4.21	-	-
US$17.160	US$	17.160	36,000	4.65	-	-
			3,254,444		1,994,266

Assumptions Used to Estimate Fair Value of Share Options Granted
	2012	2013	2014
Risk-free interest rate(1)	0.4418% to 0.5960%	0.4218% to 0.7875%	0.9647% to 1.1655%
Expected life (years) (2)	3.55 to 3.56	3.42 to 3.55	3.53
Expected dividend yield(3)	-	-	-
Expected Volatility (4)	56.50% to 66.08%	44.65% to 55.24%	45.49% to 45.55%

(1) The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2) The expected life of share options is based on historical exercise patterns, for options granted since year 2009 which the Company has historical data of and believes are representative of future behavior.

(3) The Company has no history or expectation of paying dividends on its ordinary shares.

(4) For the year ended December 31, 2010, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since year 2011, expected volatility is estimated based on the Company's historical volatility for a period equivalent to the expected term preceding the grant date.

2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Share Units Activity
	RSUs	Weighted average grant date fair value(US$)		Weighted-average remaining contractual life (years)

Outstanding as of January 1, 2012	-		-	-
Granted	1,055,940	US$	13.4705
Exercised	-		-
Forfeited	(88,666)	US$	13.4552
Cancelled	-		-
Outstanding as of December 31, 2012	967,274	US$	13.4510	4.26

Outstanding as of December 31, 2012	967,274	US$	13.4510	4.26
Granted	956,526	US$	13.0755
Exercised	(235,882)	US$	13.4599
Forfeited	(105,090)	US$	12.9531
Cancelled	-		-
Outstanding as of December 31, 2013	1,582,828	US$	13.2558	3.89

Outstanding as of December 31, 2013	1,582,828	US$	13.2558	3.89
Granted	1,031,384	US$	15.1410
Exercised	(440,142)	US$	13.2732
Forfeited	(147,822)	US$	14.1539
Cancelled	-		-
Outstanding as of December 31, 2014	2,026,248	US$	14.1461	3.61

Information Relating to RSU Outstanding
	Outstanding
Fair value at grand date	Number of shares	Weighted-average remaining contractual life (years)
US$15.275	20,000	2.12
US$15.340	3,000	2.16
US$13.430	328,426	2.19
US$12.780	34,726	2.88
US$14.640	18,000	3.00
US$12.385	533,458	3.29
US$14.915	6,750	3.44
US$14.735	9,000	3.46
US$18.470	4,500	3.81
US$17.685	69,000	3.85
US$14.950	831,480	4.21
US$17.160	72,000	4.65
US$15.345	95,908	4.86
	2,026,248

Yitel Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activity
	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2012	-		-	-		-
Granted	10,308,000	US$	0.10
Exercised	-		-
Forfeited	(126,000)	US$	0.10
Cancelled	-		-
Outstanding as of December 31, 2012	10,182,000	US$	0.10	9.5	US$	0.10
Vested and exercisable as of December 31, 2012	-		-	-		-

Outstanding as of December 31, 2012	10,182,000	US$	0.10	9.5	US$	0.10
Granted	13,234,000	US$	0.11
Exercised	-		-
Forfeited	(2,002,000)	US$	0.10
Cancelled	-		-
Outstanding as of December 31,2013	21,414,000	US$	0.11	9.11	US$	0.46
Vested and exercisable as of December 31, 2013	2,227,000		-	8.50	US$	0.07

Outstanding as of December 31, 2013	21,414,000	US$	0.11	9.11	US$	0.46
Granted	8,642,000	US$	0.16
Exercised	-		-
Forfeited	(1,708,000)	US$	0.12
Cancelled	-		-
Outstanding as of December 31, 2014	28,348,000	US$	0.12	8.58	US$	1.32
Vested and exercisable as of December 31, 2014	7,174,500		-	7.91	US$	0.46

Information Relating to Options Outstanding
			Outstanding		Exercisable
Exercise price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$0.10	US$	0.10	8,656,000	7.5	4,328,000	7.5
US$0.11	US$	0.11	1,288,000	8.0	322,000	8.0
US$0.11	US$	0.11	7,830,000	8.5	1,957,500	8.5
US$0.13	US$	0.13	2,268,000	9.0	567,000	9.0
US$0.15	US$	0.15	3,948,000	9.5	-	-
US$0.17	US$	0.17	4,358,000	10.0	-	-
			28,348,000		7,174,500

Assumptions Used to Estimate Fair Value of Share Options Granted
	As at December 31, 2013	As at December 31, 2014
Risk-free interest rate (per annum)	1.39% to 2.45%	1.31% to 1.97%
Expected life (years)	4.25 to 7.00	3.75 to 7.00
Expected dividend yield (%)	-	-
Expected volatility (%)	49% to 53%	41% to 46%
Fair value per ordinary share (US$)	0.13	0.17